INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of Income (Loss) before Income Taxes

The components of income (loss) before income taxes are as follows:

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
PRC	(467,953)	(986,464)	(739,036)
Hong Kong	(2,031)	(876)	(8,280)
Cayman Islands	(126,887)	(87,470)	(54,913)
Taiwan	(166)	(2,292)	(1,549)
Canada	(27)	(3,335)	(2,449)
Total loss before income taxes	(597,064)	(1,080,437)	(806,227)

Schedule of Income Tax (expense) benefit

11   INCOME TAXES (CONTINUED)

Income tax (expense) benefit consists of the following:

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current income tax expense	(16,058)	(4,478)	(7,397)
Withholding tax expense	(25,672)	—	—
Deferred income tax benefit	46,595	46,037	42,431
Total	4,865	41,559	35,034

Schedule of Income Tax Rate Reconciliation

The actual income tax expense reported in the consolidated statements of comprehensive loss for each of the years ended December 31, 2018, 2019 and 2020 differs from the amount computed by applying the PRC statutory income tax rate to income before income taxes due to the following:

	Year Ended December 31,
	2018	2019	2020
PRC statutory income tax rate	25.0%	25.0%	25.0%
Increase (decrease) in effective income tax rate resulting from:
Impact of different tax rates in other jurisdictions	(5.3)%	(2.1)%	(1.8)%
Research and development bonus deduction	1.4%	0.8%	2.0%
Non-deductible expenses	(1.4)%	(1.3)%	(1.6)%
Preferential tax rates	(0.3)%	(10.8)%	(11.2)%
Change of tax rates	0.0%	(2.2)%	(2.9)%
Change in valuation allowance	(14.3)%	(5.6)%	(5.2)%
Withholding tax	(4.3)%	—	—
Actual income tax expense	0.8%	3.8%	4.3%

Schedule of Deferred Income Tax Assets

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities were as follows:

	December 31,
	2019	2020
	RMB	RMB
Deferred income tax assets:
Impairment of long-term investments	11,750	11,750
Tax loss carry forwards	209,716	253,796
Advertising expense	15,232	19,805
Others	2,268	3,240
Total deferred income tax assets	238,966	288,591
Valuation allowance	(139,177)	(146,371)
Deferred income tax assets, net	99,789	142,220
Deferred income tax liabilities:
Valuation appreciation of intangible assets	1,701	1,384
Deferred income tax liabilities*	1,701	1,384

* Deferred income tax liabilities are combined in other non-current liabilities.

Summary of Valuation Allowance

The movements of the valuation allowance are as follows:

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at the beginning of the year	72,271	169,543	139,177
Additions of valuation allowance	97,776	63,309	46,755
Reduction of valuation allowance	(504)	(2,553)	(4,643)
Change of tax rates	—	(71,090)	(30,671)
Change of decrease related to subsidiary disposals and expiration	—	(20,032)	(4,247)
Balance at the end of the year	169,543	139,177	146,371